Capital Stock and Stock-Based Compensation (Details) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2018 USD ($) vote $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			100,000,000		100,000,000		100,000,000
Preferred stock, par value (usd per share) | $ / shares			$ 0.01		$ 0.01
Common stock, shares authorized (in shares)			385,000,000.0		385,000,000.0		385,000,000.0
Preferred stock, shares issued (in shares)			0		0		0
Restricted Stock Units
Class of Stock [Line Items]
Restricted stock units vested (shares)			300,000	46,000	300,000	300,000
Market value of restricted stock units | $			$ 300	$ 78	$ 300	$ 600
Employee Stock Options and Restricted Stock Units
Class of Stock [Line Items]
Stock based compensation expense | $			$ 200	$ 300	$ 500	$ 600
Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			285,000,000		285,000,000		285,000,000
Common stock, par value (usd per share) | $ / shares			$ 0.01		$ 0.01
Common stock, votes per share owned (vote per share) | vote					1
Common stock, shares issued (in shares)			231,600,000		231,600,000		231,200,000
Class A | Restricted Stock Units
Class of Stock [Line Items]
Stock issued during period, shares, new issues (in shares)			200,000	30,000	200,000	200,000
Class B
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			100,000,000		100,000,000		100,000,000
Common stock, par value (usd per share) | $ / shares			$ 0.01		$ 0.01
Common stock, votes per share owned (vote per share) | vote					5
Maximum percentage of voting power					49.00%
Common stock, shares issued (in shares)			37,000,000		37,000,000		37,000,000
General and Administrative Expense | Class A
Class of Stock [Line Items]
Stock based compensation expense | $			$ 400	$ 300	$ 400	$ 300
2007 Long-Term Incentive Plan | Stock Options
Class of Stock [Line Items]
Weighted-average grant date fair value of stock options granted (usd per share) | $ / shares					$ 0.35	$ 0.67
Expected volatility rate					48.70%	50.20%
Expected life (in years)					5 years	5 years
Dividend yield					5.50%	5.00%
Risk-free interest rate					2.60%	2.10%
Period Of Historical Data Used To Calculate Expected Volatility In Year					5 years
2007 Long-Term Incentive Plan | Non Management Directors | Stock Options
Class of Stock [Line Items]
Stock options granted during period (shares)	500,000	400,000
Exercise price of stock options granted (usd per share) | $ / shares	$ 1.22	$ 2.23
Term of stock options (in years)	10 years
2007 Long-Term Incentive Plan | Officers and Certain Subsidiaries Employees [Member] | Stock Options
Class of Stock [Line Items]
Stock options granted during period (shares)	700,000
Exercise price of stock options granted (usd per share) | $ / shares	$ 1.22
Term of stock options (in years)	10 years
Vesting period (in years)	3 years
2007 Long-Term Incentive Plan | Officers and Certain Subsidiaries Employees [Member] | Restricted Stock Units
Class of Stock [Line Items]
Vesting period (in years)					3 years
Common stock, granted (shares)	800,000	400,000
Common stock aggregate values, granted | $	$ 900	$ 800
Conversion basis (shares)					1
2007 Long-Term Incentive Plan | Officer | Stock Options
Class of Stock [Line Items]
Stock options granted during period (shares)		500,000
Exercise price of stock options granted (usd per share) | $ / shares		$ 2.23
Term of stock options (in years)		10 years
Vesting period (in years)		3 years
2007 Long-Term Incentive Plan | Class A | Non Management Directors
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	168,029
Proceeds from issuance of Class A common stock | $	$ 200